UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2004

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa S. Sohn
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	February 11, 2004

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  320791

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Adobe Systems         COM   00724F101    13,928   222,000   SH   NA  SOLE  NA  SOLE
American Express      COM   025816109    14,181   251,570   SH   NA  SOLE  NA  SOLE
Automatic Data Proc'g COM   053015103     7,668   172,900   SH   NA  SOLE  NA  SOLE
Becton, Dickinson     COM   075887109     9,883   174,000   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway B  COM   084670207    15,684     5,342   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway A  COM   084670108       352         4   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM   191216100    10,333   248,150   SH   NA  SOLE  NA  SOLE
Dell Inc.             COM   24702R101    15,196   360,600   SH   NA  SOLE  NA  SOLE
EMC Corp.             COM   268648102     5,883   395,600   SH   NA  SOLE  NA  SOLE
Gillette              COM   375766102     9,802   218,900   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM   38141G104    13,140   126,300   SH   NA  SOLE  NA  SOLE
Guidant Corp.         COM   401698105    11,327   157,100   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM   427866108    11,891   214,100   SH   NA  SOLE  NA  SOLE
Int'l Bus. Machines   COM   459200101    10,804   109,600   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM   478160104    14,380   226,740   SH   NA  SOLE  NA  SOLE
Lauder Estee Cos      COM   518439104     9,699   211,900   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM   580135101    13,920   434,200   SH   NA  SOLE  NA  SOLE
Medtronic Inc.        COM   585055106     8,702   175,200   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM   589331107     6,497   202,160   SH   NA  SOLE  NA  SOLE
Microsoft Corp.       COM   594918104    10,167   380,500   SH   NA  SOLE  NA  SOLE
Moody's Corporation   COM   615369105     9,606   110,600   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM   617446448     9,438   170,000   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM   654106103    17,023   187,700   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM   681919106     7,361    87,300   SH   NA  SOLE  NA  SOLE
Oracle                COM   68389X105    11,757   856,900   SH   NA  SOLE  NA  SOLE
Patterson Cos. Inc.   COM   703395103    10,223   235,600   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM   713448108    12,580   241,000   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM   717081103     5,332   198,300   SH   NA  SOLE  NA  SOLE
Time-Warner Inc.      COM   887317105     6,103   313,800   SH   NA  SOLE  NA  SOLE
United Parcel Service COM   911312106     5,709    66,800   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM   982526105    12,222   176,640   SH   NA  SOLE  NA  SOLE
